Basis of Presentation and Significant Accounting Policies - Summary of Accounts Receivable Other (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Other taxes receivable	$ 31,392	$ 14,934
Receivables from unconsolidated affiliates	20,061	36,181
Accrued unbilled revenue	15,442	15,696
Intercompany unbilled cost	3,978	5,373
Employee receivables	4,336	4,532
Foreign currency forward contracts	1,173	11,641
Other	4,706	916
Accounts receivable-other	$ 81,088	$ 89,273